Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 350,824	$ 268,656	[1]
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment pledged as security	126,400	144,500
Trade and Other Payables
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 1,300	$ 1,000

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))